CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (5,045,350)	$ (8,481,338)	$ (8,163,188)	$ (20,037,573)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,175,126	2,480,385	3,282,967	5,598,884
Intangible asset impairment			0	7,460,000
Bad debt expense	16,579	32,516	28,228	(170,816)
Inventory and sample inventory reserve	(35,055)	41,195	(68,889)	(18,998)
Amortization of right of use asset	101,328	97,622	132,212	117,085
Derivative liability	(3,550,000)	430,000	(2,590,000)	(460,000)
Warrant liability		(11,739,000)	(13,974,000)
Loss on issuance of Series A Preferred Stock		11,088,997	11,088,997
Noncash Warrant expense		1,595,000	1,595,000
Gain on settlement with Vivus				(3,389,941)
Employee stock-based compensation	197,215	204,492	417,230	1,195,076
Stock issued for services	270,000
Changes in operating assets and liabilities:
Accounts receivable	260,959	(897,289)	(144,133)	515,957
Inventories	239,795	(63,191)	273,611	(835,317)
Prepaid inventory	(466,313)		(1,182,899)
Prepaid expenses and other current assets	1,386,593	359,492	215,032	1,648,252
Accounts payable	(112,287)	(451,338)	(93,148)	(2,751,570)
Accrued expenses	1,179,294	234,364	1,725,415	(1,802,422)
Deferred revenue	(46,895)	(281,372)	(164,133)	211,029
Other current liabilities	(93,620)	94,113	120,190	65,369
Other long-term liabilities	(45,825)	(111,283)	(125,021)	(142,340)
Net cash used in operating activities	(3,568,456)	(5,366,635)	(7,626,529)	(12,797,325)
Cash flows from investing activities:
Acquisition of fixed assets	(19,138)
Net cash used in investing activities	(19,138)
Cash flows from financing activities:
Payment of promissory note	(765,279)	(1,089,683)	(1,463,862)	(1,623,983)
Proceeds from Private Placement, net of transactions costs		15,000,003	15,000,003
Redemption of Series A Preferred Stock	(5,089,417)		(1,998,901)
Net cash provided by (used in) financing activities	(5,854,696)	13,910,320	11,537,240	(1,623,983)
Net increase (decrease) in cash	(9,442,290)	8,543,685	3,910,711	(14,421,308)
Cash, beginning of period	13,336,975	9,426,264	9,426,264	23,847,572
Cash, end of period	3,894,685	17,969,949	13,336,975	9,426,264
Supplemental cash flow information:
Cash paid for interest during the period	234,721	410,317	536,138	596,018
Noncash Items:
Noncash decrease in accrued expenses related to Vivus settlement				(6,520,283)
Noncash decrease in accrued inventory purchases related to Vivus Settlement				(14,203,905)
Noncash increase in promissory note related to Vivus settlement				10,201,758
Noncash increase in inventory due to API reclass		(663,984)		441,149
Noncash decrease in API purchase commitment		694,314		5,918,084
Noncash decrease in other current assets: API purchase commitment		(30,330)		755,554
Noncash issuance of common stock to non-employee		3		$ 3
Noncash initial fair value of warrant liability pursuant to private placement		21,544,000	21,544,000
Noncash initial fair value of derivative liability pursuant to private placement		6,140,000	6,140,000
Noncash redemption of Series A Preferred Stock	6,586,033		1,195,743
Accrued Series A Convertible Preferred payments payable	1,742,918	1,368,546	2,047,583
Accretion of Series A convertible preferred stock to redemption value	9,099,230	1,153,846	4,829,755
Accrual of Series convertible preferred stock dividends	$ 991,783	$ 339,232	556,733
Reclass of warrant liability upon warrant modification			$ 7,570,000